AllianceBernstein Small-Mid Cap Value Portfolio
AllianceBernstein Small-Mid Cap Value Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	AllianceBernstein Small-Mid Cap Value Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	AllianceBernstein Small-Mid Cap Value Portfolio
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.05%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Portfolio's operating expenses stay the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AllianceBernstein Small-Mid Cap Value Portfolio
After 1 Year	5
After 3 Years	16
After 5 Years	28
After 10 Years	64

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 52% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Portfolio invests primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies, generally representing 60-125 companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets in small- to mid-capitalization companies. For purposes of this policy, small- to mid-capitalization companies are those that, at the time of investment, fall within the capitalization range between the smallest company appearing in the Russell 2500(TM) Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500(TM) Value Index.

Because the Portfolio's definition of small- to mid-capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. As of October 31, 2012, the capitalization ranges of companies in the Russell 2500(TM) Value Index ranged from nearly $26 million to approximately $8.87 billion.

The Portfolio invests in companies determined by the Adviser to be undervalued using the Adviser's Bernstein unit's ("Bernstein") fundamental value approach. In selecting securities for the Portfolio, Bernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

In selecting securities for the Portfolio, Bernstein looks for companies with attractive valuation (for example, with low price to book ratios) and compelling success factors (for example, momentum and return on equity). Bernstein then uses this information to calculate an expected return. Returns and rankings are updated on a daily basis. The rankings are used to determine prospective candidates for further fundamental research and, subsequently, possible addition to the portfolio. Typically, Bernstein's fundamental research analysts focus their research on the most attractive 20% of the universe.

The Adviser typically projects a company's financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. Bernstein focuses on the valuation implied by the current price, relative to the earnings the company will be generating five years from now, or "normalized" earnings, assuming average mid-economic cycle growth for the fifth year.

The Portfolio's management team and other senior investment professionals work in close collaboration to weigh each investment opportunity identified by the research staff relative to the entire portfolio, and determine the timing and position size for purchases and sales. Analysts remain responsible for monitoring new developments that would affect the securities they cover. The team will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable. Typically, growth in the size of a company's market capitalization relative to other domestically traded companies will not cause the Portfolio to dispose of the security.

Bernstein seeks to manage overall portfolio volatility relative to the universe of companies that comprise the lowest 20% of the total U.S. market capitalization by favoring promising securities that offer the best balance between return and targeted risk. At times, the Portfolio may favor or disfavor a particular sector compared to that universe of companies. The Portfolio may invest significantly in companies involved in certain sectors that constitute a material portion of the universe of small- and mid-capitalization companies, such as financial services and consumer services.

The Portfolio may invest in securities issued by non-U.S. companies and enter into forward commitments.

The Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Portfolio may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Portfolio's portfolio from a decline in value, sometimes within certain ranges.

The Portfolio may, at times, invest in shares of ETFs in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Portfolio seeks to invest than direct investments.
PRINCIPAL RISKS
  Market Risk: The value of the Portfolio's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Portfolio's value approach, may underperform the market generally.
  Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Portfolio's investments or reduce its returns.
  Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Management Risk: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio's performance changed from year to year over the life of the Portfolio; and
  how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.
The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none. Through September 30, 2012, the year-to-date unannualized return for the Portfolio's shares was 13.12%.

During the period shown in the bar chart, the Portfolio's: Best quarter was up 25.01%, 3rd quarter, 2009; and Worst quarter was down -27.21%, 4th quarter, 2008.
PERFORMANCE TABLE Average Annual Total Returns (For the period ended December 31, 2011)
Average Annual Total Returns	1 Year	5 Years	Since Inception		Inception Date
AllianceBernstein Small-Mid Cap Value Portfolio	(7.41%)	2.58%	5.28%	[1]	May 20, 2005
AllianceBernstein Small-Mid Cap Value Portfolio Russell 2500(TM) Value Index (reflects no deduction for fees, expenses, or taxes)	(3.36%)	(0.58%)	3.79%	[1]	May 20, 2005
AllianceBernstein Small-Mid Cap Value Portfolio Russell 2500(TM) Index reflects no deduction for fees, expenses, or taxes)	(2.51%)	1.24%	4.93%	[1]	May 20, 2005
[1]	Inception date is 5/20/05.